Other Liabilities, Provisions, Contingencies and Commitments - Schedule of Contractual Maturities of the Operating Lease Commitments (Detail) $ in Millions	Dec. 31, 2018 MXN ($)
Mexican pesos [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	$ 69,042
U.S. dollars [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	2,250
Other currencies [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	10,642
Less than 1 year [member] | Mexican pesos [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	7,467
Less than 1 year [member] | U.S. dollars [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	565
Less than 1 year [member] | Other currencies [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	2,085
1-5 years [Member] | Mexican pesos [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	30,691
1-5 years [Member] | U.S. dollars [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	1,485
1-5 years [Member] | Other currencies [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	6,196
Later than 5 years [member] | Mexican pesos [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	30,884
Later than 5 years [member] | U.S. dollars [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	200
Later than 5 years [member] | Other currencies [member]
Disclosure of financial liabilities [line items]
Contractual maturities of operating lease commitments	$ 2,361